Significant Accounting Policies - Summary of Wholly-owned and Partially-owned Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2017
Turkey [member] | Tuprag Metal Madencilik Sanayi ve Ticaret AS ("Tuprag") [member]
Disclosure of subsidiaries [line items]
Subsidiary	Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")
Location	Turkey
Ownership interest	100.00%
Status	Consolidated
Greece [member] | Hellas Gold SA ("Hellas") [member]
Disclosure of subsidiaries [line items]
Subsidiary	Hellas Gold SA ("Hellas")
Location	Greece
Ownership interest	95.00%
Status	Consolidated
Greece [member] | Thracean Gold Mining SA [member]
Disclosure of subsidiaries [line items]
Subsidiary	Thracean Gold Mining SA
Location	Greece
Ownership interest	100.00%
Status	Consolidated
Greece [member] | Thrace Minerals SA [member]
Disclosure of subsidiaries [line items]
Subsidiary	Thrace Minerals SA
Location	Greece
Ownership interest	100.00%
Status	Consolidated
Canada [member] | Integra Gold Corp [member]
Disclosure of subsidiaries [line items]
Subsidiary	Integra Gold Corporation
Location	Canada
Ownership interest	100.00%
Status	Consolidated
Brazil [member] | Unamgen Mineracao e Metalurgia S/A [member]
Disclosure of subsidiaries [line items]
Subsidiary	Unamgen Mineração e Metalurgia S/A
Location	Brazil
Ownership interest	100.00%
Status	Consolidated
Brazil [member] | Brazauro Resources Corporation ("Brazauro") [member]
Disclosure of subsidiaries [line items]
Subsidiary	Brazauro Resources Corporation ("Brazauro")
Location	Brazil
Ownership interest	100.00%
Status	Consolidated
Romania [member] | Deva Gold SA ("Deva") [member]
Disclosure of subsidiaries [line items]
Subsidiary	Deva Gold SA ("Deva")
Location	Romania
Ownership interest	80.50%
Status	Consolidated